Personnel Costs - Additional Information (Detail) - EUR (€)		12 Months Ended
	Dec. 20, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other wages and salaries	€ 10,916,000	€ 10,916,000
Employee gift expenses	€ 1,500	1,500,000
Share based payments related to long-term incentives granted		16,290,000
Severance Indemnities		8,996,000	€ 12,308,000	€ 9,778,000
other equity incentives to key management		3,536,000
Other long-term benefits		8,702,000	0	0
Supply Chain Activities [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Severance Indemnities		7,828,000	1,599,000	6,935,000
Headquarter Functions [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Severance Indemnities		1,168,000	5,371,000	2,827,000
Woman Division Business [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Severance Indemnities			3,407,000	€ 16,000
Provision for Severance Indemnities [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Severance Indemnities			€ 1,931,000
Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares granted value under share based arrangement		5,380,000
Zegna NonExecutive Directors [Member] | Private Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Class of warrants or rights issued during the period ,value		€ 1,236,000
Class of warrants or rights issued during the period ,Shares		800,000
Zegna Directors [Member] | Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares granted value under share based arrangement		€ 5,380,000
2022 [Member] | Chief Executive Officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments related to long-term incentives granted		6,138,000
2023 [Member] | Chief Executive Officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments related to long-term incentives granted		6,138,000
2024 [Member] | Chief Executive Officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments related to long-term incentives granted		6,138,000
LTI Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments related to long-term incentives granted		€ 6,138,000